RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			12 Months Ended
	Sep. 11, 2025	Nov. 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from related party debt			$ 58,258	$ 54,735
Debt Conversion, Converted Instrument, Amount		$ 85,376
Debt Conversion, Converted Instrument, Shares Issued		90,000,000
Debt Instrument, Decrease, Forgiveness	$ 4,443
Adjustments to Additional Paid in Capital, Other	$ 4,443		4,443
Small Cap Compliance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from related party debt			58,258	$ 54,735	$ 30,641
Total due from related party debt			$ 85,376